Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option rights
The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2012	2011	2010
Risk-free interest rate	.78%	1.13%	1.16%
Expected life of option rights	5.11 years	5.27 years	5.27 years
Expected dividend yield of stock	1.43%	1.77%	1.84%
Expected volatility of stock	.274	.303	.304

Company's non-qualified and incentive stock option right activity for employees and nonemployee directors
A summary of the Company’s non-qualified and incentive stock option right activity for employees and nonemployee directors, and related information for the years ended December 31 is shown in the following table:

	2012			2011			2010
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	9,857,695	$60.31		10,009,385	$55.82		10,897,652	$50.30
Granted	1,089,240	152.93		1,407,259	78.72		1,586,984	72.48
Exercised	(4,140,822)	53.40		(1,480,058)	47.15		(2,436,639)	41.95
Forfeited	(57,730)	78.01		(76,354)	67.02		(34,999)	58.90
Expired	(257)	72.65		(2,537)	53.65		(3,613)	54.71
Outstanding end of year	6,748,126	$79.39	$494,699	9,857,695	$60.31	$287,526	10,009,385	$55.82	$281,349
Exercisable at end of year	4,245,891	$61.43	$386,484	6,908,116	$54.24	$243,440	6,655,569	$50.78	$220,647

Summary of grants of restricted stock to certain officers, key employees and non-employee directors
A summary of grants of restricted stock to certain officers, key employees and nonemployee directors during each year is as follows:

	2012	2011	2010
Restricted stock granted	301,856	300,677	348,460
Weighted-average per share fair value of restricted stock granted during the year	$99.47	$84.86	$64.49

Summary of the Company's restricted stock activity
A summary of the Company’s restricted stock activity for the years ended December 31 is shown in the following table:

	2012	2011	2010
Outstanding at beginning of year	1,304,891	1,266,201	1,304,386
Granted	301,856	300,677	348,460
Vested	(412,859)	(16,072)	(300,598)
Forfeited	(274,140)	(245,915)	(86,047)
Outstanding at end of year	919,748	1,304,891	1,266,201